Related undertakings	12 Months Ended
Dec. 31, 2019
Disclosure Of Transactions Between Related Parties [Abstract]
Related undertakings

29 Related undertakings

A full list of related undertakings (comprising subsidiaries, joint ventures, associates and other significant holdings) is set out below.  All are 100% owned directly or indirectly by the Group except where percentage ownership denoted in (x%).

Company name	Share class	Reg ofﬁce
Australia
Elsevier (Australia) Pty Ltd	Ordinary	AUS3
Fair Events Pty Ltd (49%)	Ordinary	AUS2
Fitness Show Pty Ltd	Ordinary	AUS4
Reed Business Information (Australia) Pty Ltd	Ordinary	AUS1
Reed Exhibitions Australia Pty Ltd	Ordinary	AUS3
Reed International Books Australia Pty Ltd	Ordinary	AUS3
Reed Oz Comic-Con Pty Ltd	Ordinary	AUS3
RELX Australia Pty Ltd	Ordinary	AUS3
Symbiotic Technologies Operation Pty Ltd	Ordinary	AUS5
ThreatMetrix Pty Ltd	Ordinary	AUS5
Austria
Expoxx Messebau GmbH	Registered Capital	AUT1
LexisNexis Verlag ARD ORAC GmbH & Co KG	Registered Capital	AUT2
ORAC Gesellschaft m.b.H.	Registered Capital	AUT2
Reed CEE GmbH	Registered Capital	AUT1
Reed Messe Salzburg GmbH	Registered Capital	AUT3
Reed Messe Wien GmbH	Registered Capital	AUT1
RELX Austria GmbH	Registered Capital	AUT3
System StandBau GmbH	Registered Capital	AUT3
Belgium
First 4 Farming Europe NV	Ordinary	BEL2
LexisNexis BVBA	Ordinary	BEL1
Brazil
Elsevier Editora Ltda	Quotas	BRA1
Fircosoft Brazil Consultoria e Servicos de Informatica Ltda	Ordinary	BRA2
LexisNexis Informações e Sistemas Empresariais Ltda	Quotas shares	BRA6
LexisNexis Serviços de Análise de Risco Ltda	Quotas shares	BRA3
MLex Brasil Midia Mercadologica Ltda (91%)	Quotas	BRA4
Reed Exhibitions Alcântara Machado Ltda	Quotas shares	BRA3
SST Software do Brasil Ltda	Ordinary	BRA5
Canada
LexisNexis Canada Inc	Class B ordinary	CAN1
RELX Canada Ltd	Common shares	CAN3
Science-Metrix Inc	Common shares	CAN4
ThreatMetrix (Canada) Inc	Common shares	CAN2
China
Beijing Bakery China Exhibitions Co., Ltd (25%)	Registered Capital	CHN1
Beijing Medtime Elsevier Education Technology Co., Ltd (49%)	Registered Capital	CHN2
C-One Energy Co., Ltd	Registered Capital	CHN5
Genilex Information Technology Co., Ltd	Registered Capital	CHN6
ICIS Consulting (Beijing) Co., Ltd	Registered Capital	CHN7
KeAi Communications Co., Ltd (49%)	Registered Capital	CHN8
LexisNexis Risk Solutions (Shanghai) Information	Registered Capital	CHN9
Technologies Co., Ltd
Mack Brooks (Shanghai) Ltd	Registered Capital	CHN18
Reed Business Information (Shanghai) Co Ltd	Registered Captial	CHN17
Reed Elsevier Information Technology (Beijing) Co., Ltd	Registered Capital	CHN3
Reed Exhibitions (China) Co., Ltd	Registered Capital	CHN4
Reed Exhibitions Hengjin Co., Ltd (51%)	Registered Capital	CHN16
Reed Exhibitions (Shanghai) Co., Ltd	Registered Capital	CHN13
Reed Hongda Exhibitions (Henan) Co., Ltd (51%)	Registered Capital	CHN11
Reed Huabai Exhibitions (Beijing) Co., Ltd (51%)	Registered Capital	CHN4
Reed Huabo Exhibitions (Shenzhen) Co., Ltd (65%)	Registered Capital	CHN12

Company name	Share class	Reg ofﬁce
Reed Huaqun Exhibitions Co., Ltd (52%)	Registered Capital	CHN4
Reed Kuozhan Exhibitions (Shanghai) Co., Ltd (60%)	Registered Capital	CHN10
Reed Sinopharm Exhibitions Co., Ltd (50%)	Registered Capital	CHN4
RELX (China) Investment Co., Ltd	Registered Capital	CHN12
Shanghai Datong Medical Information Technology Co., Ltd	Registered Capital	CHN14
Shanghai SinoReal Exhibitions Co., Ltd (27.5%)	Registered Capital	CHN15
Colombia
LexisNexis Risk Solutions S.A.S.	Ordinary	COL1
Denmark
Elsevier A/S	Ordinary	DNK1
Dubai, UAE
Reed Exhibitions Free Zone-LLC	Ordinary	UAE1
RELX Middle East FZ-LLC	Ordinary	UAE2
Egypt
Elsevier Egypt LLC	Ordinary	EGY1
France
Elsevier Holding France SAS	Registered Capital	FRA1
Elsevier Masson SAS	Registered Capital	FRA1
Evoluprint SAS	Ordinary	FRA2
Fircosoft SAS	Ordinary	FRA8
Gie Edi-Data (83%)	Ordinary	FRA3
Gie Juris-Data	Ordinary	FRA3
GIE PRK – Publicite Robert Krier	Registered capital	FRA4
LexisNexis Business Information Solutions S.A.	Ordinary	FRA3
LexisNexis Business Information Solutions Holding S.A.	Ordinary	FRA5
LexisNexis International Development Services S.A.	Ordinary	FRA3
LexisNexis SA	Ordinary	FRA3
Reed Exhibitions ISG SARL	Registered capital	FRA6
Reed Expositions France SAS	Ordinary	FRA4
Reed Midem SAS	Registered capital	FRA6
Reed Organisation SAS	Ordinary	FRA4
RELX France S.A.	Registered capital	FRA6
RELX France Services SAS	Registered capital	FRA8
SAFI SA (50%)	Ordinary	FRA7
Germany
Aries GmbH & Co KG	Registered Capital	DEU2
Aries Medical Knowledge Verwaltungsgesellschaft GmbH	Registered Capital	DEU2
Elsevier GmbH	Registered Capital	DEU4
Elsevier Information Systems GmbH	Registered Capital	DEU3
LexisNexis GmbH	Registered Capital	DEU5
PatentSight GmbH	Registered Capital	DEU7
Reed Exhibitions (Germany) GmbH	Registered Capital	DEU5
Reed Exhibitions Deutschland GmbH	Registered Capital	DEU1
RELX Deutschland GmbH	Registered Capital	DEU1
Tschach Solutions GmbH	Ordinary	DEU6
Greece
Mack Brooks Hellas SA	Ordinary	GRE1
Hong Kong
Ascend China Holding Ltd	Ordinary	HNK1
JC Exhibition and Promotion Ltd (65%)	Ordinary	HNK1
JYLN Sager Ltd	Ordinary	HNK3
MLex Asia Ltd (91%)	Ordinary	HNK5
Reed Business Information (China) Ltd	Ordinary	HNK2
Reed Exhibitions Ltd	Ordinary	HNK1
RELX (Greater China) Ltd	Ordinary	HNK4
India
Chemprotech India Expo Pvt Ltd (25%)	Ordinary	IND7
Chemspec India Expo Pvt Ltd (50%)	Ordinary	IND7
FircoSoft India Private Ltd	Ordinary	IND2
Next Events Pvt Ltd	Registered Capital	IND4
Parity Computing India Pvt Ltd	Ordinary	IND5
Reed Elsevier Publishing (India) Pvt Ltd	Ordinary	IND3

29 Related undertakings (continued)

Company name	Share class	Reg ofﬁce
Reed Manch Exhibitions Private Ltd (70%)	Ordinary	IND4
Reed Triune Exhibitions Private Ltd (72%)	Ordinary	IND6
RELX India Private Ltd	Ordinary	IND1
Indonesia
PT Reed Exhibitions Indonesia (70%)	Class A	IDN2
Class B
PT Reed Panorama Exhibitions (50%) Ireland	Ordinary	IDN1
Ireland
Elsevier Services Ireland Ltd	Ordinary	IRL2
LexisNexis Risk Solutions (Europe) Ltd	Ordinary	IRL1
LexisNexis Risk Solutions (Ireland) Ltd	Ordinary	IRL1
3D4Medical Ltd	Ordinary	IRL3
3D4Medical Support Services Ltd	Ordinary	IRL3
Israel
LexisNexis Israel Ltd	Ordinary	ISR1
Italy
Elsevier SRL	Registered Capital	ITA1
ICIS Italia SRL	Ordinary	ITA2
Reed Exhibitions ISG Italy SRL	Ordinary	ITA1
Reed Exhibitions Italia SRL	Ordinary	ITA1
Japan
Ascend Japan KK	Ordinary	JPN1
Elsevier Japan KK	Ordinary	JPN2
LexisNexis Japan KK	Common Stock	JPN3
PatentSight Japan Inc	Common Shares	JPN6
Reed Exhibitions Japan KK	Ordinary	JPN4
Reed ISG Japan KK	Ordinary	JPN5
ThreatMetrix GK	Membership Interest	JPN7
Korea (South)
Elsevier Korea LLC	Ordinary	KOR1
LexisNexis Legal and Professional Service Korea Ltd	Ordinary	KOR2
Reed Exhibitions Korea Ltd	Ordinary	KOR3
Reed Exporum Ltd (60%)	Ordinary	KOR4
Reed K. Fairs Ltd (70%)	Ordinary	KOR3
Malaysia
LexisNexis Malaysia Sdn Bhd	Ordinary	MYS1
Reed Exhibitions Sdn Bhd	Ordinary	MYS1
Mexico
Masson-Doyma Mexico, S.A.	Ordinary	MEX1
Reed Exhibitions Mexico S.A. de C.V.	Ordinary	MEX1
Morocco
Reed Exhibitions Morocco SARL	Ordinary	MAR1
New Zealand
LexisNexis NZ Ltd	Ordinary	NZL1
Philippines
Reed Elsevier Shared Services (Philippines) Inc.	Ordinary	PHL1
Poland
AI Digital Contracts Sp. z.o.o. (75%)	Ordinary	POL1
Elsevier sp. z.o.o.	Ordinary	POL2
Russia
Ecwatech Company ZAO	Ordinary	RUS1
Elsevier OOO	Participation Shares	RUS1
LexisNexis OOO	Registered Capital	RUS1
Real Estate Events Direct OOO (80%)	Registered Capital	RUS2
RELX OOO	Registered Capital	RUS1
3D4Medical OOO	Ordinary	RUS3
Saudi Arabia
Reed Sunaidi Exhibitions (50%)	Ordinary	SAU1
Singapore
Elsevier (Singapore) Pte Ltd	Ordinary	SGP1
Lexis-Nexis Philippines Pte Ltd (75%)	Ordinary B	SGP2
Preference
Mack Brooks Asia Pte Ltd	Ordinary	SGP5
Reed Business Information Pte Ltd	Ordinary	SGP3
RE (HAPL) Pte Ltd	Ordinary	SGP1
RELX (Singapore) Pte. Ltd	Ordinary	SGP2

Company name	Share class	Reg ofﬁce
ThreatMetrix PTE Ltd	Ordinary	SGP4
South Africa
Fircosoft South Africa (Pty) Ltd	Ordinary	ZAF1
Globalrange SA (Pty) Ltd	Ordinary	ZAF2
Korbitec (Pty) Ltd (78%)	Ordinary	ZAF3
LegalPerfectTSoftware Solutions (Pty) Ltd (78%)	Ordinary	ZAF3
LexisNexis Academic (Pty) Ltd (78%)	Ordinary	ZAF3
LexisNexis (Pty) Ltd (78%)	Ordinary	ZAF3
LexisNexis Risk Management (Pty) Ltd (78%)	Ordinary	ZAF3
Property Payment Exchange (SA) (Pty) Ltd (78%)	Ordinary	ZAF3
RELX (Pty) Ltd	Ordinary	ZAF3
Reed Exhibitions (Pty) Ltd (90%)	A-shares	ZAF3
Reed Events Management (Pty) Ltd (90%)	A-shares	ZAF3
Reed Exhibitions Group(Pty) Ltd (90%)	Ordinary	ZAF3
Reed Venue Management (Pty) Ltd (90%)	A-shares	ZAF3
Winsearch Services (Pty) Ltd (78%)	Ordinary	ZAF3
Spain
Elsevier Espana, S.L.	Participations	ESP1
Switzerland
Elsevier Finance SA	Ordinary	CHE1
Fircosoft Schweiz GmbH	Ordinary	CHE2
RELX Risks SA	Ordinary	CHE1
RELX Swiss Holdings SA	Ordinary	CHE1
Taiwan
Elsevier Taiwan LLC	Registered Capital	TWN1
Thailand
MackBrooks Exhibitions Asia Ltd (49%)	Ordinary	THA3
Reed Tradex Company Ltd (49%)	Ordinary	THA1
Reed Holding (Thailand) Co., Ltd	Ordinary	THA2
Reed Tradex Company Ltd (49%)	Preference shares	THA4
The Netherlands
AGRM Solutions C.V.	Partnership Interest	NLD1
Elsevier B.V.	Ordinary	NLD1
Elsevier Employment Services B.V.	Ordinary	NLD1
LexisNexis Business Information Solutions B.V.	Ordinary	NLD1
LexisNexis Univentio B.V.	Ordinary	NLD2
Misset Uitgeverij B.V.(49%)	Ordinary	NLD4
One Business B.V. (33%)	Registered Capital	NLD5
Reed Business B.V.	Ordinary	NLD1
RELX Finance B.V.	Ordinary	NLD1
RELX Holdings B.V.	Ordinary	NLD1
RELX Nederland B.V.	Ordinary	NLD1
RELX Overseas B.V.	RE Shares	NLD1
ThreatMetrix BV	Ordinary	NLD3
Turkey
Elsevier STM Bilgi Hizmetleri Limited Şirketi	Ordinary	TUR1
Mack Brooks Fuarcilik A.S	Registered Capital	TUR 3
Reed Tüyap Fuarcilik A.Ş.(50%)	A Ordinary	TUR2
B Ordinary
United Kingdom
Adaptris Group Ltd	Ordinary	GBR2
Bradfield Brett Holdings Ltd	7 1/2% Preferred	GBR1
Income, Ordinary
Butterworths Ltd	Ordinary	GBR5
Cordery Compliance Ltd (71%)	Ordinary	GBR5
Cordery Ltd (71%)	Ordinary	GBR5
Crediva Ltd	Ordinary	GBR6
Dew Events Ltd	Ordinary	GBR3
Digital Foundry Network (50%)	Ordinary	GBR3
Drayton Legal Recoveries Ltd	Ordinary	GBR7
E & P Events LLP (50%)	No Shares	GBR3
Elsevier Ltd	Ordinary	GBR8
Elsevier Life Sciences IP Ltd	Ordinary	GBR8
Fastener Fairs Ltd	Ordinary,	GBR4
Ordinary-A,
Ordinary-B
Formpart (EPS) Ltd	Ordinary	GBR1
Formpart (HPL) Ltd	Ordinary	GBR1

Notes to the consolidated financial statements

for the year ended 31 December 2019

29 Related undertakings (continued)

Company name	Share class	Reg ofﬁce
Gamer Edition Ltd	Ordinary	GBR3
Gamer Events Ltd	Ordinary	GBR3
Gamer Network Ltd	Ordinary	GBR3
Imbibe Media Ltd	Ordinary	GBR3
Information Handling Ltd (85%)	Ordinary	GBR1
Insurance Initiatives Ltd	Ordinary	GBR10
Knowable Holdings Ltd (75%)	Ordinary	GBR1
Knowable Ltd (75%)	Ordinary	GBR1
Legend Exhibitions Ltd	Ordinary	GBR13
LexisNexis Risk Solutions UK Ltd	Ordinary	GBR9
Mack Brooks Events Ltd	Ordinary	GBR3
Mack-Brooks Exhibitions Ltd	Ordinary, A Ordinary	GBR3
Mack-Brooks (France) Ltd	Ordinary	GBR3
Mack-Brooks Publishing Ltd	Ordinary, A Ordinary	GBR3
Mack Brook Speciality Publishing Ltd	Ordinary	GBR3
MCM Central Ltd	Ordinary	GBR2
MCM Expo Ltd	Ordinary	GBR2
Mendeley Ltd	Ordinary	GBR7
MLex Ltd	Ordinary	GBR4
Newsflo Ltd	Ordinary	GBR1
NLife Ltd (23.5%)	Ordinary	GBR12
Offshore Europe (Management) Ltd	Ordinary	GBR3
Offshore Europe Partnership (50%)	Partnership Interest	GBR3
Out There Gaming Ltd (70%)	Ordinary	GBR3
Oxford Spires Management Co; Ltd (55%)	Ordinary	GBR10
Prean Holdings Ltd	Deferred, Ordinary	GBR1
RE Directors (No.1) Limited	Ordinary	GBR1
RE Directors (No.2) Limited	Ordinary	GBR1
RE (RCB) LTD	Ordinary	GBR1
RE Secretaries Ltd	Ordinary	GBR1
RE (SOE) Ltd	Ordinary	GBR3
Reed Business Information (Holdings) Ltd	Ordinary	GBR2
Reed Business Information Ltd	Ordinary	GBR2
Reed Elsevier (UIG) Ltd	Ordinary	GBR1
Reed Events Ltd	Ordinary	GBR3
Reed Exhibitions Ltd	Deferred, Ordinary	GBR3
Reed Nominees Ltd	Ordinary	GBR1
Reed Publishing Corporation Ltd	Ordinary	GBR1
RELX (Holdings) Ltd	Ordinary	GBR1
RELX (Investments) plc	Ordinary	GBR1
RELX (UK) Ltd	Ordinary	GBR1
RELX Finance Ltd	Ordinary	GBR1
RELX Group plc	Ordinary	GBR1
‘R’ Ordinary
RELX Overseas Holdings Ltd	Ordinary,	GBR1
REV Venture Partners Ltd	Ordinary	GBR1
Symbiotic Technologies Operations Ltd	Ordinary	GBR9
Tracesmart Ltd	Ordinary	GBR5
Whitehall Debenture Company Limited	A Ordinary	GBR1
B Ordinary
Wunelli Ltd	Ordinary	GBR11
United States
Accuity Inc.	Common Stock	USA1
Accuity Asset Verification Services Inc	Common Stock	USA1
American Textile Machinery Exhibitions International Inc. (40%)	Common Stock	USA3
Aries Systems Corporation	Common	USA3
Derman, Inc	Common Stock	USA4
Dunlap-Hanna Publishers (50%)	Partnership Interest	USA7
Elsevier Inc	Common Stock	USA3
Elsevier Holdings Inc	Common Stock	USA3
Elsevier Medical Information LLC	Membership Interest	USA3
Elsevier STM Inc	Common Stock	USA3
Enclarity, Inc	Common Stock	USA2
ExitCare LLC	Membership Interest	USA3
Gamer Network Inc.	Common Stock	USA3

Company name	Share class	Reg ofﬁce
Gaming Business Asia LLC (50%)	Membership Interest	USA3
Health Market Science, Inc	Common Stock	USA2
IDG-RBI China Publishers LLC (50%)	Membership Interest	USA3
Intelligize, Inc	Common Stock	USA3
Knovel Corporation	Common Stock	USA3
Knowable Inc (75%)	Common Stock	USA8
LexisNexis Claims Solutions Inc	Common Stock	USA2
LexisNexis Coplogic Solutions Inc	Common Stock	USA2
LexisNexis of Puerto Rico Inc	Common Stock	USA9
LexisNexis Risk Assets Inc	Common Stock	USA2
LexisNexis Risk Data Management Inc	Common Stock	USA2
LexisNexis Risk Holdings Inc	Common Stock	USA2
LexisNexis Risk Solutions Inc	Common Stock	USA2
LexisNexis Risk Solutions FL Inc.	Common Stock	USA2
LexisNexis Special Services Inc	Common Stock	USA6
LexisNexis VitalChek Network Inc	Common Stock	USA2
Mack Brooks Exhibitions Inc.	Common Stock	USA3
Matthew Bender & Company, Inc.	Common Stock	USA3
MLex US, Inc (91%)	Common Stock	USA3
Parity Computing, Inc.	Common Stock	USA3
PCLaw Time Matters LLC (51%)	No Stock	USA2
PoliceReports.US, LLC	Membership Interest	USA2
Portfolio Media, Inc	Common Stock	USA3
Reed Business Information Inc	Common Stock	USA5
Reed Technology and Information Services Inc.	Common Stock	USA3
RELX Capital Inc	Common Stock	USA4
RELX Inc	Common Stock	USA3
RELX Risks Inc.	Common Stock	USA2
RELX US Holdings Inc	Common Stock	USA3
Reman, Inc	Common Stock	USA3
REV IV Partnership LP	No shares	USA4
SAFI Americas LLC (50%)	Membership Interest	USA3
The Reed Elsevier Ventures 2005 Partnership LP	Partnership Interest	USA4
The Reed Elsevier Ventures 2006 Partnership LP	Partnership Interest	USA4
The Reed Elsevier Ventures 2009 Partnership LP	Partnership Interest	USA4
The Reed Elsevier Ventures 2010 Partnership LP	Partnership Interest	USA4
The Reed Elsevier Ventures 2011 Partnership LP	Partnership Interest	USA4
The Reed Elsevier Ventures 2012 Partnership LP	Partnership Interest	USA4
The Reed Elsevier Ventures 2013 Partnership LP	Partnership Interest	USA4
The Remick Publishers (50%)	Partnership Interest	USA7
ThreatMetrix, Inc.	Common	USA2
World Compliance, Inc	Common Stock	USA4
3D4Medical.com, LLC	Membership Interest	USA10
3D4Medical Inc.	Common Stock	USA10
Vietnam
Reed Tradex Vietnam LLC (49%)	Ordinary	VIE1

29 Related undertakings (continued)

Registered ofﬁces
Australia
AUS1:	Building B, Level 2, Unit 11, 1 Maitland Place, Baulkham Hills NSW 2153,Australia
AUS2:	383 Kent Street, Sydney NSW 2000, Australia
AUS3:	‘Tower 2’ Level 10, 475 Victoria Avenue, Chatswood NSW 2067
AUS4:	Fordham Business Advisors Pty Ltd, Rialto South Tower Level 35, 525 Collins Street, Melbourne, Vic, 3000
AUS5:	1303, 799 Pacific Highway, Chatswood, NSW 2067
Austria
AUT1:	Messeplatz 1, 1020, Wien, Austria
AUT2:	Marxergasse 25, 1030, Wien, Austria
AUT3:	Am Messezentrum 6, 5020, Salzburg, Austria
Belgium
BEL1:	Oudenaardseheerweg 129, 9810 Nazareth, Belgium
BEL2:	Guldensporenpark 36D, 9820 Merelbeke, Belgium
Brazil
BRA1:	Rua Sete de Setembro, n0 111, salas 601,1501/1502, 1601/1602, 1701/1702 e 802 – 80 Andar, Centro, cidade do Rio de Janeiro, estado do Rio de Janeiro, CEP 20.050-006
BRA2:	Rua Bela Cintra 2305, São Paulo, 01415-009,Brazil
BRA3:	Rua Bela Cintra no. 1200, 10th floor, Sâo Paulo, 01415-001, Brazil
BRA4:	Avenida paulista, 2300-Piso Pilotis room 28, Sao Paulo, Sao Paulo 01310-300
BRA5:	Rua Cel Fonseca, 203 A-Centro, Botucatu, SP, 18600-200
BRA6:	Rua Bela Cintra no. 1200, 5th floor, Sâo Paulo, 01415-002, Brazil
Canada
CAN1:	123 Commerce Valley Drive East, Suite 700, Markham, Ontario, L3T 7W8, Canada
CAN2:	177 King Street West, Suite 400, Toronto-Dominion Centre Toronto, Ontario, M5K 0A1, Canada
CAN3:	555 RIichmond Street West, Toronto, Ontario, Canada, M5V 3B1
CAN4:	26E-1501 av. McGill College, Montreal, Quebec, H3A 3N9, Canada
China
CHN1:	Zhongkun Building, Room 612, Gaoliangqiaoxie Street, No. 59, Haidan District, Beijing, 100044, China
CHN2:	West Building of Administration Building, Xueyuan Road No. 38 Peking University Health Science Center, Haidan District, Beijing, 100191, China
CHN3:	Oriental Plaza, No. 1 East Chang An Ave, Tower W1, 7th Floor, Unit 1-7, Dong Cheng District, Beijing, 100738, China
CHN4:	Ping An International Finance Center, Room 1504, 15th Floor, Tower A-101, 3-24 floor, Xinyuan South Road, Chaoyang District, Beijing, 100027, China
CHN5:	Unit 2480, Building 2, No. 7, Chuangxin Road, Science Park of Changping District, Beijing, China
CHN6:	Unit B1303-1 & 1305, 13F Center Plaza, 161 Linhe Road West, Tianhe District Guangzhou, China
CHN7:	404 F4, No.9 Shangdi 9th Street, Haidian District, Beijing, 100085, China
CHN8:	Room 5106, Raffle City, 268 Middle Xizang Road, Huangpu District, Shanghai, 200001, China
CHN9:	Room A 100 of Room 0307, Floor 3, Building 3, 7 Middle Dongsanhuan road, Chaoyang District, Beijing
CHN10:	Intercontinental Center, 42F, 100 Yutong Road, Zhabei District, Shanghai, 200070, China
CHN11:	Shenzhen International Chamber of Commerce Tower, Room 1801-1802, 1805, Fuhua 3rd Road, Futian District, Shenzhen, 518048, China
CHN12:	Room 319, 238 Jiangchangsan Road, Jing’an District, Shanghai, China
CHN13:	Room 304, Sanlian Building, No.8, Huajing Road, Pudong District, Shanghai, 200070, China
CHN14:	Building 2, Room No. 3895, Changjiang Avenue, No. 161, Changliang Farm, Chongming County, Shanghai Municipality
CHN15:	FL2, No.979, Yunhan Road, Nicheng Town, Pudong New Area
CHN16:	Floor 2, No.979, Yunhan Road, Nicheng Town, Pudong New Area, Shanghai
CHN17:	4/F Block C, No 999 Jingzhong Road, Changning District, Shanghai, China
CHN18:	Room Jia301-22, No15, Lane152, Yanchang Road, Shanghai, China
Colombia
COL1:	Philippe Prietocarrizosa & Uria Abogados, Carrera 9 No. 74-08 Oficina 105, Bogotá, d.c., 76600, Colombia
Denmark
DNK1:	Niels Jernes Vej 10, 9220, Aalborg Øst, Denmark
Dubai, UAE
UAE1:	Office G-49, Building No 9, Dubai Media City, Post Box 502425, Dubai, United Arab Emirates
UAE2:	Al Sufouh Complex, Floor 3, No. 304, Dubai, United Arab Emirates
Egypt
EGY1:	Land Mark Office Building, 2nd Floor, 90th Street, City Center, 5th Settlement, New Cairo, Cairo, Egypt

Registered ofﬁces

France
FRA1:	65, rue Camille Desmoulins, 92130, Issy les Moulineaux, France
FRA2:	Parc Euronord – 10, rue du Parc – 31150 Bruguieres
FRA3:	141 rue de Javel, 75015 Paris
FRA4:	52 Quai de Dion Bouton 92800 Puteaux
FRA5:	Immeuble « Technopolis », 350 rue Georges Besse –Nîmes (30000)
FRA6:	27-33 quai Alphonse Le Gallo, 92100, Boulogne-Billancourt, France
FRA7:	6-8 Rue Chaptal, 75009 Paris
FRA8:	151-155 Rue de Bercy, 75012 Paris, France
Germany
DEU1:	Völklinger Strasse 4, 40219, Düsseldorf, Germany
DEU2:	Leichlinger Street 14,40764,Langenfeld,Germany
DEU3:	Theodor-Heuss-Allee 108, D-60488, Frankfurt am Main, Hesse, Germany
DEU4:	Hackerbrücke 6, 80335, Munich, Germany
DEU5:	Heerdter Sandberg 30, 40549, Düsseldorf, Germany
DEU6:	Steinhäuserstrasse 9, 76135, Karlsruhe, Germany
DEU7:	Joseph-Schumpeter-Allee 33, 53227, Bonn
Greece
GRE1	188A, Filolaou Str.,Athens, 11632, Greece
Hong Kong
HNK1:	20/F Alexandra House, 18 Chater Road, Central, Hong Kong
HNK2:	Level 54 Hopewell Center, 183 Queens Road East (Tricor Office), Hong Kong
HNK3:	Flat 1506, 15/F, Lucky Center, No. 165-171 Wan Chai Road, Wan Chai, Hong Kong
HNK4:	11/F Oxford House, Taikoo Place, 979 King’s Road, Quarry Bay, Hong Kong
HNK5:	3901, 39th Floor Hopewell Center, 183 Queens Road East, Wanchai, Hong Kong
India
IND1:	818, 8th Floor, Indraprakash Builing, 21 Barakhamba Road, New Delhi, 110001, India
IND2:	S21 Vatika Centre, No 471 Anna Salai, Taynampet, Chennai, 600035, India
IND3:	818, 8th Floor, Indraprakash Builing, 21 Barakhamba Road, New Delhi, 110001, India
IND4:	Unit no 03,04,05 first floor, Southern Park D2 Saket, New Delhi, South Delhi ,110017, India
IND5:	99/100, Prestige Towers Unit No. 505, Fifth Floor, Residency Road, Bangalore,
IND6:	#25, 3rd floor, 8th Main Road, Vasanthnager, Bangalore, 560052, India
IND7:	B-602, Godrej coliseum, K. J. Hospital Road, Sion (E), Mumbai, 400 022, India
Indonesia
IDN1:	Panorama Building, 5th Floor, Jalan Tomang Raya No. 63, Jakarta, 11440, Indonesia
IDN2:	Menara Citicon Level 8. Unit 8011 & 8012 Jl. Letjen S. Parman No. 8 Kav 72 Slipi Palmerah Jakarta Barat 11410 Indonesia
Ireland
IRL1:	80 Harcourt Street, Dublin 2, Ireland
IRL2:	Suite 4320, Atlantic Avenue, Westpark Business Campus, Shannon, Clare, Ireland
IRL3:	1st Floor The Grange Stillorgan Road, Blackrock, Co Dublin, Ireland
Israel
ISR1:	Meitar, attorneys at Law, 16 Abba Hillel Road, Ramat Gan, 5250608, Israel
Italy
ITA1:	Via Marostica 1, 20146, Milan, Italy
ITA2:	Studio Colombo e Associati, Via Cino del Duca 5, 20122, Milano, Italy
Japan
JPN1:	Kyodo Tsushin Kaikam 2F, 2-2-5 Toronomon, Minato-ku, Tokyo, 105-0001
JPN2:	Ark Mori Building, 1-12-32 Akasaka, Minato-ku, Tokyo, 107-6029, Japan
JPN3:	1-9-15, Higashi Azabu, Minato-ku Tokyo Japan
JPN4:	Shinjuku-Nomura Bldg., 1-26-2 Nishi-shinjuku, Shinjuku-ku, Tokyo, Japan
JPN5:	13-12 Rokubancho, Chiyoda-ku, Tokyo, Japan
JPN6:	7F Cross Office Uchisaiwaicho, 1-18-6 Nishi-Shinbashi, Minato-ku, Tokyo
JPN7:	2-6, Kasumigaseki 3-chome, Chiyoda-ku, Tokyo

Korea (South)
KOR1:	Chunwoo Building, 4th floor, 534 Itaewon-dong, Yongsan-gu, Seoel, 140-861, Korea, Republic of

Notes to the consolidated financial statements

for the year ended 31 December 2019

29 Related undertakings (continued)

Registered ofﬁces
KOR2:	206 Noksapyeong-daero, Yongsan-gu, Seoel, Korea, Republic of
KOR3:	Room 4401, Trade Tower, 159-1, Samseong-dong, Gangnam-gu Seoul, 135-729,
Republic of Korea
KOR4:	1324 Block A Tera Tower II, 201, Songpa-daero, Songpa-gu, Seoul, 05854
Malaysia
MYS1:	6th Floor, Akademi Etiqa, No. 23 Jalan Melaka, 50100 Kuala Lumpur, Malaysia
Mexico
MEX1:	Insurgentes Sur # 1388 Piso 8, Col. Actipan, Deleg. Benito Juarez, C.P. 03230 Ciudad de México, México
Morocco
MAR1:	Forum Bab Abdelaziz au 62, Angle Blvd. d’Anfa, 6ème étage, Apt 61, Casablanca, Morocco
New Zealand
NZL1:	Level 1, 138 The Terrace, P.O. Box 472, Wellington 6011, New Zealand
Philippines
PHL1:	Building H, 2nd Floor, U.P. Ayalaland TechnoHub, Commonwealth Avenue, Quezon City, Metro Manila, 1101, Philippines
Poland
POL1	św. Antoniego 2/4 50-073, Wrocław,Poland
POL2:	Natpoll Building, ul. Migdalowa 4/59, 02-796, Warsaw, Poland
Russia
RUS1:	2nd Syromyatnicheskiy pereulok, house 1, space I, room 13, 105120, Moscow, Russian Federation
RUS2:	Petrozavodskaya street 28/4, Building VI, room 2, 125475, Moscow, Russian Federation
RUS3:	Krasnykh Partizan st. 152, Office 505, 350049, Krasnodar, Russian Federation
Saudi Arabia
SAU1:	Al Fadl Commercial Center, Jeddah, 21411, Saudi Arabia
Singapore
SGP1:	3 Killiney Road, #08-01 Winsland House 1, Singapore, 239119, Singapore
SGP2:	80 Robinson Road, #02-00, Singapore, 068898, Singapore
SGP3:	1 Changi Business Park Crescent, #06-01 Plaza 8 & CBP, Singapore, 48602551, Singapore
SGP4:	8 Robinson Road #03-00 ASO Building Singapore 048544
SGP5:	120 Lower Delta Road #12-02, Cendex Centre, Singapore, 169208
South Africa
ZAF1:	Regus Brooklyn Bridge, 3rd Floor Steven House, Brooklyn Bridge Office Park, Fehrsen Street, Brooklyn, Pretoria
ZAF2:	Fourways Gold Park, 1st Floor – Wentworth Building, 32 Roos Street, Fourways, 2191, South Africa
ZAF3:	215 Peter Mokaba Road (North Ridge Road), Morningside, Durban, Kwa-Zulu Natal, 4001, South Africa
Spain
ESP1:	C/ Josep Tarradellas 20-30, 1º / 20029, Barcelona, Spain
Switzerland
CHE1:	Espace de L’Europe 3, 2002 Neuchatel, Switzerland
CHE2:	Regus Brooklyn Bridge, 3rd Floor Steven House Brooklyn, 570 Fehrsen Street, 0181, Brooklyn, Pretoria, Switzerland
Taiwan
TWN1:	Rm N818, 8F, Chia Hsin Building II, No.9 , Lane 3, Minsheng West Road, Taipei 10449, Taiwan
Thailand
THA1:	Sathorn Nakorn Building, Floor 32, No. 100/68-69 North Sathon Road, Silom, Bangrak, Bangkok, 10500, Thailand
THA2:	14th Floor, CTI Tower, 191/70-73 Ratchadapisek Road, Khwaeng Klongtoey, Khet, Klongtoey, Bangkok, Thailand
THA3:	140/36, New ITF Tower, 17th Floor, Silom Road, Bangrak 10500, Bangkok, Thailand
THA4:	2 Ploenchit Centre, Room 7, Floor G., Sukhumvit Road, Klongtoey, Bangkok, 10110, Thailand

Registered ofﬁces

The Netherlands
NLD1:	Radarweg 29, 1043 NX Amsterdam, Netherlands
NLD2:	Galileiweg 8, 2333 BD Leiden, Netherlands
NLD3:	Evert van de Beekstraat 1 The Base 3 / F, 1118CL Schiphol
NLD4:	Prins Hendrikstraat 17, 7001GK Doetinchem
NLD5:	Spaklerweg 53, 1114 AE Amsterdam-Duivendrecht
Turkey
TUR1:	Maslak Mah. Bilim Sokak Sun Plaza Kat:13 ẞiẟli-Maslak, Istanbul, Turkey
TUR2:	E - 5 Karayolu Üzeri, Gürpınar Kavşağı 34500, Büyükçekmece ,Istanbul, 34500, Turkey
TUR3:	Fulya Mah. Hakkı Yeten Cad. No:10/C, Selenium Plaza Kat:5,6 Fulya, Besiktas İstanbul, Turkey
United Kingdom
GBR1:	1-3 Strand, London, WC2N 5JR, United Kingdom
GBR2:	Quadrant House, The Quadrant, Sutton, Surrey, SM2 5AS, United Kingdom
GBR3:	Gateway House 28 The Quadrant, Richmond, Surrey, TW9 1DN, United Kingdom
GBR4:	Lexis House, 30 Farringdon Street, London, EC4A 4HH, United Kingdom
GBR5:	Global Reach, Dunleavy Drive, Cardiff, CF11 0SN, United Kingdom
GBR6:	The Eye, 1 Procter Street, London, WC1V 6EU, United Kingdom
GBR7:	The Boulevard, Langford Lane, Kidlington, Oxford, OX5 1GB, United Kingdom
GBR8:	35 – 37 St. Marys Gate, Nottingham, United Kingdom, NG1 1PU
GBR9:	1st Floor 80 Moorbridge Road, Maidenhead, Berkshire, SL6 8BW
GBR10:	40 Kimbolton Road, Bedford, England, MK40 2NR
GBR11:	1000 Lakeside, Western Road, Portsmouth, PO6 3EN, United Kingdom
GBR12:	5 Oakwood Drive, Loughborough, England, LE11 3QF
GBR13:	28 The Quadrant, Richmond, Surrey, England, TW9 1DN
United States
USA1:	1007 Church Street, Evanston IL 60201
USA2:	1000 Alderman Dr., Alpharetta, GA 30005
USA3:	230 Park Ave, New York, NY 10169
USA4:	1105 North Market St, Wilmington, DE 19801
USA5:	3355 West Alabama Street, Houston, TX 77098
USA6:	Puerta Del Condado #1095, Wilson Ave, Local #3, San Juan, PR 00907
USA7:	313 Washington Street, Suite 400, Newton, MA 02458
USA8:	1209 Orange Street, Wilmington, DE 19801
USA9:	9443 Springboro Pike, Miamisburg, OH 45342
USA10:	15633 Rising River PL N, San Diego, CA 92127-5100
Vietnam
VIE1:	2nd Floor, Kova Center, 92G-92H Nguyen Huu Canh Street, Ward no. 22, District. Binh Thanh, Ho Chi Minh City, Vietnam